Inventory Disclosure - Narrative (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Inventory, Net [Abstract]
Inventories valued on the LIFO basis	$ 286	$ 292
Excess of current replacement cost over LIFO cost of inventories	$ 155	$ 75